OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER LONG-TERM LIABILITIES
Schedule of other long-term liabilities

	As of December 31,
	2023	2024

Asset retirement obligations	101,464	103,214
Deferred revenue - non-current (Note 5)	67,683	50,869
Deferred government grants	78,494	114,209
Others	55,887	28,929
Total	303,528	297,221